Property and equipment, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property and equipment, net
Schedule of property and equipment, net

	As of	As of
	December 31,	March 31,
	2022	2023
	RMB	RMB
Cost:
Leasehold improvements	443,695	441,663
Equipment, fixture and furniture, and other fixed assets	420,004	425,674
Total cost	863,699	867,337
Less: accumulated depreciation	(503,399)	(524,775)
Property and equipment, net	360,300	342,562

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Cost:
Leasehold improvements	452,030	443,695
Equipment, fixture and furniture, and other fixed assets	407,259	420,004
Total cost	859,289	863,699
Less: accumulated depreciation	(420,274)	(503,399)
Property and equipment, net	439,015	360,300